CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 39,904,647	$ 31,081	$ 11,579	$ 7,033	$ 109,452,870	$ (70,164,375)	$ 566,459
Balance (in shares) at Dec. 31, 2009		62,161,965	23,158,080	4,688,151
Share issued as payment for interest	1,092,052	0	0	2,249	1,089,803	0	0
Share issued as payment for interest (in shares)		0	0	1,500,225
Share issued as payment for legal fee	326,251	0	0	338	325,913	0	0
Share issued as payment for legal fee (in shares)		0	0	225,000
Conversion of Preferred Shares	1,820,195	(3,273)	(4,167)	7,440	1,820,195	0	0
Conversion of Preferred Shares (in shares)		(6,546,185)	(8,333,397)	4,959,865
Stock option compensation expenses	1,679,368	0	0	0	1,679,368	0	0
Net loss	(14,407,687)	0	0	0	0	(14,407,687)	0
Cumulative translation adjustment	(161,423)	0	0	0	0	0	(161,423)
Balance at Dec. 31, 2010	30,253,403	27,808	7,412	17,060	114,368,149	(84,572,062)	405,036
Balance (in shares) at Dec. 31, 2010		55,615,780	14,824,683	11,373,241
Conversion of Preferred Shares	0	(2,639)	(842)	3,481		0	0
Conversion of Preferred Shares (in shares)		(5,277,395)	(1,684,224)	2,320,539
Stock option compensation expenses	1,662,876	0	0	0	1,662,876	0	0
Net loss	(20,736,932)	0	0	0	0	(20,736,932)	0
Cumulative translation adjustment	(3,201,968)	0	0	0	0	0	(3,201,968)
Balance at Dec. 31, 2011	7,977,379	25,169	6,570	20,541	116,031,025	(105,308,994)	(2,796,932)
Balance (in shares) at Dec. 31, 2011		50,338,385	13,140,459	13,693,780
Stock option compensation expenses	1,428,847	0	0	0	1,428,847	0	0
Share issued as payment for expenses	114,163	0	0	1,352	112,811	0	0
Share issued as payment for expenses (in shares)		0	0	901,546
Net loss	(5,988,844)	0	0	0	0	(5,988,844)	0
Cumulative translation adjustment	2,426,098	0	0	0	0	0	2,426,098
Balance at Dec. 31, 2012	$ 5,957,643	$ 25,169	$ 6,570	$ 21,893	$ 117,572,683	$ (111,297,838)	$ (370,834)
Balance (in shares) at Dec. 31, 2012		50,338,385	13,140,459	14,595,326